Post-Employment Obligations - Schedule of Measured at Fair Value (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Assets of the pension plan	R$ 282	R$ 375
Non convertible debentures issued by the company [member]
IfrsStatementLineItems [Line Items]
Assets of the pension plan	53	96
Shares issued by the company [member]
IfrsStatementLineItems [Line Items]
Assets of the pension plan	226	4
Real estate properties of the foundation occupied by the company [member]
IfrsStatementLineItems [Line Items]
Assets of the pension plan	R$ 3	R$ 275